Capital leases (Details Textual) - USD ($) $ in Millions		1 Months Ended
	Apr. 02, 2013	Dec. 20, 2016
Capital Leased Assets [Line Items]
Repayments of Senior Debt, Total	$ 17.9	$ 3.0